Debt	12 Months Ended
Dec. 31, 2021
Debt
Debt
—
Note 12
Debt
The Company’s total debt at December 31, 2021

and 2020, amounted to $
5,561

million and $
6,121

million,
respectively.
Short
‑
term debt and current maturities of lon g̩
‑
term debt
“Short
‑
term debt and current maturities of long
‑
term debt” consisted of the following:
December 31, ($ in millions) 2021 2020
Short-term debt (weighted-average interest rate of 3.2 % and 2.8%, respectively) 78 153
Current maturities of long-term debt
(weighted-average nominal interest rate of 2.8 % and 3.2%, respectively) 1,306 1,140
Total 1,384 1,293
Short
‑
term debt primarily represents

short
‑
term loans from various banks and issued commercial

paper.
At December 31, 2021, the Company had in place two

commercial paper programs: a $
2

billion
Euro
‑
commercial paper program for the issuance of commercial

paper in a variety of currencies,

and a
$ 2

billion commercial paper program for the private placement

of U.S. dollar denominated commercial paper
in the United States. At December 31, 2021 and 2020, no

amount was outstanding under the $
2

billion Euro-
commercial paper program. At December 31, 2021, no

amount was outstanding under the $
2

billion program
in the United States, while $ 32

million was outstanding at December 31, 2020.
In December 2019, the Company replaced its previous

multicurrency revolving credit facility with a new
$ 2

billion multicurrency revolving credit facility maturing

in 2024. In 2021, the Company exercised its option

to
further extend the maturity of this facility to 2026.
The facility is for general corporate purposes. Interest

costs
on drawings under the facility are LIBOR (for drawings

in currencies for which LIBOR is still published) and
EURIBOR for EURO drawings, plus a margin of 0.175

percent, while commitment fees (payable on the
unused portion of the facility) amount to 35

percent of the margin, which represents commitment fees

of
0.06125

percent per annum. Utilization fees, payable on drawings,

amount to
0.075

percent per annum on
drawings up to one
‑
third of the facility, 0.15

percent per annum on drawings in excess of one
‑
third but less
than or equal to two
‑
thirds of the facility,

or
0.30

percent per annum on drawings over two
‑
thirds of the facility.
The facility

contains cross
‑
default clauses whereby an event of default would occur

if the Company were to
default on indebtedness as defined in the facility,

at or above a specified threshold.
No

amount was drawn at
December 31, 2021 and 2020, under this facility.
Long
‑
term debt
The Company raises long-term debt in various currencies,

maturities and on various interest rate terms. For
certain of its debt obligations, the Company utilizes derivative instruments to modify its interest rate exposure.
In particular, the Company

uses interest rate swaps to effectively convert certain

fixed
‑
rate long
‑
term debt
into floating rate obligations. For certain non-U.S. dollar

denominated debt, the Company utilizes cross-
currency interest rate swaps to effectively convert the

debt into a U.S. dollar obligation. The carrying value

of
debt, designated as being hedged by fair value hedges,

is adjusted for changes in the fair value of the risk
component of the debt being hedged.
The following table summarizes the Company’s

long
‑
term debt considering the effect of interest ra

te and
cross-currency interest rate swaps. Consequently,

a fixed
‑
rate debt subject to a fixed
‑
to
‑
floating interest rate
swap is included as a floating rate debt in the table below:
2021 2020
December 31,
Nominal Effective Nominal Effective
($ in millions, except % data) Balance rate rate Balance rate rate
Floating rate

3,598 1.2% 0.3% 3,330 1.6% 0.2%
Fixed rate

1,885 3.0% 3.1% 2,638 3.2% 3.3%
5,483 5,968
Current portion of long-term debt

(1,306) 2.8% 1.0% (1,140) 3.2% 2.6%
Total 4,177 4,828
At December 31, 2021, the principal amounts of long
‑
term debt repayable (excluding finance lease
obligations) at maturity were as follows:
($ in millions)
2022 1,271
2023 794
2024 1,156
2025 56
2026 —
Thereafter

2,085
Total 5,362
Details of outstanding bonds were as follows:
2021 2020
December 31, (in millions)
Nominal Carrying Nominal Carrying
outstanding value
(1)
outstanding value
(1)
Bonds:
4.0 % USD Notes, due 2021 — USD 650 $ 649
2.25 % CHF Bonds, due 2021 — CHF 350 $ 403
2.875 % USD Notes, due 2022 USD 1,250 $ 1,258 USD 1,250 $ 1,280
0.625 % EUR Instruments, due 2023 EUR 700 $ 800 EUR 700 $ 875
0.75 % EUR Instruments, due 2024 EUR 750 $ 860 EUR 750 $ 946
0.3 % CHF Bonds, due 2024 CHF 280 $ 306 CHF 280 $ 317
3.8 % USD Notes, due 2028 (2) USD 383 $ 381 USD 383 $ 381
1.0 % CHF Bonds, due 2029 CHF 170 $ 186 CHF 170 $ 192
0 % EUR Notes, due 2030 EUR 800 $ 862 —
4.375 % USD Notes, due 2042 (2) USD 609 $ 589 USD 609 $ 589
Total $ 5,242 $ 5,632
(1)

USD carrying

values include

unamortized

debt issuance

costs, bond

discounts

or premiums,

as well as

adjustments

for fair value

hedge
accounting,

where appropriate.
(2)

Prior to completing

a cash tender

offer in

2020, the

original

principal

amount outstanding,

on each

of the
3.8
% USD Notes,

due 2028,

and
the 4.375
% USD Notes,

due 2042,

was $
750

million.
During 2021, the Company repaid at maturity its 4.0 % USD Notes and its 2.25 % CHF Bonds. The
4.0 % USD Notes paid interest semi
‑
annually in arrears, while the 2.25 % CHF Bonds paid interest annually in arrears. The Company had entered into interest rate swaps

to hedge its interest obligations on the
2.25%
CHF Bonds. After considering the impact of such swaps,

these bonds effectively became floating rate Swiss
franc obligations and consequently have been shown

as floating rate debt at December 31, 2020, in the

table
of long-term debt above.
During 2020, in connection with exercising certain early

redemption options on the $
250

million
5.625%
USD Notes due 2021 and $ 450

million
3.375
% USD Notes due 2023, and the partial redemption

through a
cash tender offer of the 3.8 % USD Notes due 2028 and 4.375 % USD Notes due 2042, the Company
recognized losses on extinguishment of debt of $ 162

million, representing the premium associated with the
early redemption, as well as the recognition of the relevant remaining unamortized issuance premium or
discounts and issuance costs.
The 2.875 % USD Notes, due 2022, pay interest semi ‑ annually in arrears at a fixed annual rate of
2.875

percent. The
4.375 % USD Notes, due 2042, pay interest semi
‑
annually in arrears at a fixed annual rate
of 4.375

percent. The Company may redeem both of these notes (which

were issued together in May 2012)
prior to maturity,

in whole or in part, at the greater of (i)
100

percent of the principal amount of the notes to be
redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest
(excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the
note terms, plus interest accrued at the redemption date.

These notes, registered with the U.S. Securities and
Exchange Commission, were issued by ABB Finance (USA)

Inc., a
100

percent owned finance subsidiary,
and were fully and unconditionally guaranteed by ABB

Ltd. There are no significant restrictions on the ability
of the parent company to obtain funds from its subsidiaries

by dividend or loan. In reliance on Rule 13
‑
01 of
Regulation S
‑
X, the separate financial statements of ABB Finance

(USA) Inc. are not provided. The Company
has entered into interest rate swaps for an aggregate nominal amount of $
1,050

million to partially hedge its
interest obligations on the 2.875
% USD Notes, due 2022. After considering the impact

of such swaps,
$ 1,050

million of the outstanding principal is shown as floating

rate debt in the table of long
‑
term debt above.
During 2020, by way of a cash tender offer,

the Company redeemed $
141

million of the original $
750

million
4.375 % USD Notes due 2042 issued.
The 0.625
% EUR Instruments, due 2023 pay interest annually

in arrears at a fixed rate of
0.625

percent per
annum. The Company may redeem these notes three

months prior to maturity (Par call date), in whole or in
part, at the greater of (i) 100

percent of the principal amount of the notes to be redeemed

and (ii) the sum of
the present values of remaining scheduled payments of

principal and interest (excluding interest accrued to
the redemption date) discounted to the redemption date at

a rate defined in the note terms, plus interest
accrued at the redemption date. The Company may redeem

these instruments in whole or in part, after the
Par call date at 100

percent of the principal amount of the notes to be redeemed.

The Company entered into
interest rate swaps to hedge its interest on these bonds.

After considering the impact of such swaps, these
notes effectively became floating rate euro obligations

and consequently have been shown as floating rate
debt, in the table of long
‑
term debt above.
The 0.75
% EUR Instruments, due 2024 pay interest annually in arrears at a fixed rate of
0.75

percent per
annum and have the same early redemption terms as the 0.625 % EUR Instruments above. The Company entered into interest rate swaps to hedge its interest on

these bonds. After considering the impact of such
swaps, these bonds effectively became floating rate

euro obligations and consequently have been shown as
floating rate debt in the table of long ‑ term debt above.
In April 2018, the Company issued the following notes

(i) $
300

million of
2.8 % USD Notes, due 2020,
(ii) $ 450

million of
3.375 % USD Notes, due 2023, and (iii) $ 750

million of
3.8 % USD Notes, due 2028. Each
of the respective notes pays interest semi
‑
annually in arrears. The 2020 Notes were repaid

at maturity in
October 2020 and the 2023 Notes were redeemed in full in

December 2020.

The Company may redeem the
remaining principal outstanding on the 2028 Notes up

to
three months

prior to their maturity date, in whole or
in part, at the greater of (i) 100

percent of the principal amount of the notes to be redeemed

and (ii) the sum
of the present values of remaining scheduled payments

of principal and interest (excluding interest accrued
to the redemption date) discounted to the redemption date at a rate defined in the Notes terms, plus interest
accrued at the redemption date. On or after January 3, 2028

(
three months

prior to their maturity date), the
Company may also redeem the 2028 Notes, in whole or

in part, at any time at a redemption price equal to
100

percent of the principal amount of the notes to be redeemed

plus unpaid accrued interest to, but
excluding, the redemption date. During 2020 by way

of a cash tender offer,

the Company redeemed
$ 367

million of the original $
750

million
3.8
% USD Notes due 2028 issued. These notes, registered

with the
U.S. Securities and Exchange Commission, were issued by ABB

Finance (USA) Inc., a
100

percent owned
finance subsidiary,

and were fully and unconditionally guaranteed by

ABB Ltd. There are no significant
restrictions on the ability of the parent company to obtain

funds from its subsidiaries by dividend or loan. In
reliance on Rule 13-01 of Regulation S
‑
X, the separate financial statements of ABB Finance (USA)

Inc. are
not provided.
In February 2019, the Company issued the following notes:

(i) CHF
280

million of
0.3 % CHF Bonds, due
2024 and (ii) CHF 170

million of
1.0
% CHF Bonds, due 2029. Each of the respective notes

pays interests
annually in arrears. The Company recorded aggregate

net proceeds, after underwriting discount and other
fees, of CHF 449

million (equivalent to approximately $
449

million on date of issuance).
In January 2021, the Company issued zero interest Notes

having a principal amount of EUR
800

million and
due in 2030. The Company recorded net proceeds (after

underwriting fees) of EUR
791

million (equivalent to
$ 960

million on the date of issuance). These instruments do not

pay interest and have the same early
redemption terms as the 0.625
% EUR Instruments above. In line with the Company’s

policy of reducing its
currency and interest rate exposures, cross-currency

interest rate swaps have been used to modify the
characteristics of these instruments. After considering the impact of these cross-currency interest rate swaps,
the Company effectively has a floating rate U.S.

dollar obligation.
The Company’s various debt instruments contain cross ‑ default clauses which would allow the bondholders to demand repayment if the Company were to default on any borrowing at or above a specified threshold.
Furthermore, all such bonds constitute unsecured obligations of the Company and rank pari passu with other
debt obligations.
In addition to the bonds described above, included in long ‑ term debt at December 31, 2021 and 2020, are finance lease obligations, bank borrowings of subsidiaries and other long
‑
term debt, none of which is
individually significant.
Subsequent events
At February 23, 2022, the amount outstanding under the

$
2

billion Euro-commercial paper program was
$ 475

million.